Sector Weightings
Cambria Shareholder Yield ETF
Energy	21.15%
Materials	19.70%
Financials	19.38%
Consumer Discretionary	17.48%
Industrials	9.45%
Health Care	5.80%
Information Technology	5.42%
Communication Services	0.88%
Consumer Staples	0.74%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Shareholder Yield ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (99.66%)
Communication Services (0.88%)
Fox Corp., Class A	217,600	$7,278,720

Consumer Discretionary (17.42%)
Adtalem Global Education, Inc.(a)	185,600	8,025,344
Advance Auto Parts, Inc.	43,520	3,237,453
AutoNation, Inc.(a)	82,688	13,311,114
Big 5 Sporting Goods Corp.(b)	450,048	4,306,959
Big Lots, Inc.(b)	311,296	3,190,784
Dillard's, Inc., Class A	38,400	13,172,736
Ethan Allen Interiors, Inc.	272,384	8,571,925
Foot Locker, Inc.	187,904	5,048,980
Haverty Furniture Cos., Inc.	211,200	7,518,720
LKQ Corp.	138,496	7,588,196
ODP Corp.(a)	156,416	7,802,030
Oxford Industries, Inc.	72,448	7,813,517
Penske Automotive Group, Inc.	75,405	12,171,875
PulteGroup, Inc.	161,536	13,632,023
Tapestry, Inc.	196,096	8,461,542
Toll Brothers, Inc.	172,211	13,833,710
Whirlpool Corp.	45,056	6,499,779
		144,186,687
Consumer Staples (0.74%)
Cal-Maine Foods, Inc.	131,937	6,094,170

Energy (21.08%)
APA Corp.	173,824	7,038,134

	Shares	Value
Energy (continued)
California Resources Corp.	159,744	$8,522,342
Chevron Corp.	46,592	7,625,247
Civitas Resources, Inc.	111,150	8,320,689
CNX Resources Corp.(a)	448,512	9,149,645
ConocoPhillips	69,888	8,227,215
CONSOL Energy, Inc.	133,880	9,976,738
Coterra Energy, Inc.	298,240	8,213,530
CVR Energy, Inc.	371,968	13,666,104
Devon Energy Corp.	128,256	6,925,824
EOG Resources, Inc.	65,536	8,685,486
Exxon Mobil Corp.	86,272	9,251,809
Marathon Oil Corp.	283,904	7,458,158
Marathon Petroleum Corp.	70,656	9,398,661
Occidental Petroleum Corp.	125,952	7,951,350
PDC Energy, Inc.	125,440	9,519,642
Pioneer Natural Resources Co.	31,232	7,048,125
Plains GP Holdings LP, Class A	641,792	10,069,716
Range Resources Corp.	252,160	7,925,389
Valero Energy Corp.	73,571	9,484,038
		174,457,842
Financials (19.31%)
Affiliated Managers Group, Inc.	51,963	7,204,150
Aflac, Inc.	124,928	9,037,291
Allstate Corp.	57,856	6,519,214
Ally Financial, Inc.	190,208	5,808,952
American Financial Group, Inc.	55,296	6,724,547
Ameriprise Financial, Inc.	30,976	10,793,587
Assured Guaranty, Ltd.	153,856	9,197,512
Cathay General Bancorp	188,416	7,167,345
Discover Financial Services	64,256	6,782,221
Federated Hermes, Inc.	224,768	7,603,901
Hilltop Holdings, Inc.	228,608	7,070,845
Jefferies Financial Group, Inc.	229,916	8,458,610
Lincoln National Corp.	107,520	3,014,861
Loews Corp.	126,208	7,906,931
MetLife, Inc.	107,008	6,738,294
Mr Cooper Group, Inc.(a)	150,272	8,711,268
PennyMac Financial Services, Inc.	105,984	7,973,176
Principal Financial Group, Inc.	112,896	9,017,004
SLM Corp.	407,040	6,585,907
Synchrony Financial	158,464	5,473,347
Voya Financial, Inc.	103,680	7,699,277
Western Union Co.	355,840	4,334,131
		159,822,371
Health Care (5.78%)
AMN Healthcare Services, Inc.(a)	64,256	6,885,030
Cigna Group	29,184	8,612,198
McKesson Corp.	34,304	13,803,930

	Shares	Value
Health Care (continued)
Quest Diagnostics, Inc.	46,592	$6,299,704
Universal Health Services, Inc., Class B	57,088	7,932,949
Veradigm, Inc.	320,256	4,329,861
		47,863,672
Industrials (9.41%)
Atkore, Inc.(a)	63,744	10,114,260
Builders FirstSource, Inc.(a)	56,064	8,097,324
Crane Co.	65,532	6,139,693
Encore Wire Corp.	40,037	6,833,916
ManpowerGroup, Inc.	84,224	6,643,589
Matson, Inc.	99,840	9,331,046
Owens Corning	77,619	10,865,884
Ryder System, Inc.	83,246	8,503,579
Veritiv Corp.	81,152	11,371,830
		77,901,121
Information Technology (5.40%)
Arrow Electronics, Inc.(a)	60,160	8,575,206
DXC Technology Co.(a)	215,552	5,960,013
HP, Inc.	247,296	8,118,728
Kulicke & Soffa Industries, Inc.	137,519	8,234,638
Sanmina Corp.(a)	144,384	8,873,840
Xerox Holdings Corp.	308,992	4,937,692
		44,700,117
Materials (19.64%)
Alpha Metallurgical Resources, Inc.	53,248	9,223,618
CF Industries Holdings, Inc.	67,840	5,568,307
Dow, Inc.	142,080	8,023,258
DuPont de Nemours, Inc.	107,008	8,307,031
Greif, Inc., Class A	114,176	8,445,599
Huntsman Corp.	241,152	7,179,095
International Paper Co.	165,120	5,954,227
Louisiana-Pacific Corp.	182,528	13,895,857
LyondellBasell Industries NV, Class A	72,960	7,212,826
Mosaic Co.	230,144	9,380,669
Nucor Corp.	71,280	12,266,575
Olin Corp.	133,632	7,707,894
Reliance Steel & Aluminum Co.	45,312	13,270,072
Ryerson Holding Corp.	344,832	14,651,912
Steel Dynamics, Inc.	77,824	8,294,482
Sylvamo Corp.	152,994	7,507,416
United States Steel Corp.	278,291	7,096,420
Warrior Met Coal, Inc.	192,768	8,529,984
		162,515,242

	Shares	Value
Materials (continued)

Total Common Stocks
(Cost $768,698,443)		$824,819,942

	Shares	Value
Short-Term Investment (0.44%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 5.19%(c)(d)	3,669,620	$3,669,620

Total Short-Term Investment
(Cost $3,669,620)		3,669,620

Total Investments (100.10%)
(Cost $772,368,063)		$828,489,562

Liabilities Less Other Assets (-0.10%)		(873,501)

Net Assets (100.00%)		$827,616,061

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $3,598,131.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2023 was $3,669,620.
(d)	Rate shown is the 7-day effective yield as of July 31, 2023.

As of July 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Foreign Shareholder Yield ETF
Financials	21.96%
Energy	20.51%
Materials	19.32%
Industrials	16.45%
Consumer Discretionary	7.11%
Communication Services	4.99%
Information Technology	4.05%
Consumer Staples	3.13%
Real Estate	1.39%
Other	1.09%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Foreign Shareholder Yield ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (97.88%)
Australia (7.77%)
CSR, Ltd.	575,218	$2,210,059
Fortescue Metals Group, Ltd.	214,666	3,126,064
New Hope Corp., Ltd.	640,740	2,285,344
Santos, Ltd.	408,698	2,185,199
Super Retail Group, Ltd.	284,351	2,351,192
Whitehaven Coal, Ltd.	321,094	1,492,497
Woodside Energy Group, Ltd.	89,595	2,286,275
Yancoal Australia, Ltd.(a)	505,352	1,731,169
		17,667,799
Austria (1.12%)
Wienerberger AG	78,011	2,557,766

Canada (16.89%)
Canadian Natural Resources, Ltd.	36,200	2,201,401
Corus Entertainment, Inc., Class B(a)	1,194,600	1,313,594
Crescent Point Energy Corp.	307,700	2,494,455
Home Capital Group, Inc.	90,500	2,938,771
Imperial Oil, Ltd.	72,400	3,900,425
Interfor Corp.	108,600	1,943,624
International Petroleum Corp.(b)	191,136	1,800,888
Labrador Iron Ore Royalty Corp.(a)	105,716	2,538,178
MEG Energy Corp.(b)	162,900	2,904,318
Mullen Group, Ltd.	235,300	2,830,060
Parex Resources, Inc.	108,600	2,405,647

	Shares	Value
Canada (continued)
Peyto Exploration & Development Corp.(a)	199,100	$1,718,241
Stelco Holdings, Inc.	90,500	3,299,769
Suncor Energy, Inc.	72,400	2,265,365
West Fraser Timber Co., Ltd.	18,100	1,524,976
Whitecap Resources, Inc.	289,600	2,312,583
		38,392,295
Denmark (2.15%)
D/S Norden A/S	43,440	2,177,961
Scandinavian Tobacco Group A/S, Class A(c)	156,565	2,721,303
		4,899,264
Finland (0.94%)
Sampo Oyj(b)	48,508	2,138,192

France (6.99%)
Amundi SA(c)	35,838	2,198,747
AXA SA	89,595	2,755,329
Coface SA	169,416	2,481,167
Metropole Television SA	106,790	1,508,798
Nexity SA	78,192	1,324,836
SCOR SE	101,179	3,022,577
TotalEnergies SE	42,897	2,606,364
		15,897,818
Germany (3.73%)
Bayerische Motoren Werke AG	17,376	2,117,981
DWS Group GmbH & Co. KGaA(c)	48,689	1,709,870
Freenet AG	102,084	2,527,687
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,611	2,113,610
		8,469,148
Great Britain (12.42%)
abrdn PLC	998,758	2,972,395
Anglo American PLC	44,345	1,362,430
Aviva PLC	348,974	1,739,473
Balfour Beatty PLC	541,371	2,427,523
Barratt Developments PLC	401,458	2,352,971
BP PLC	531,959	3,297,393
British American Tobacco PLC	67,151	2,253,994
Legal & General Group PLC	549,886	1,647,096
Man Group PLC	622,278	1,907,060
Persimmon PLC	100,636	1,496,864
Quilter PLC(c)	1,433,353	1,436,646
Rio Tinto PLC	49,238	3,254,267
WPP PLC	190,412	2,081,016
		28,229,128

	Shares	Value
Hong Kong (6.82%)
China Resources Cement Holdings, Ltd.	2,896,000	$1,255,110
CK Hutchison Holdings, Ltd.	362,000	2,232,648
New World Development Co., Ltd.	724,000	1,780,549
Orient Overseas International, Ltd.	90,500	1,507,386
Pacific Basin Shipping, Ltd.	5,792,000	1,878,952
PC Partner Group, Ltd.	2,534,000	1,260,680
Shougang Fushan Resources Group, Ltd.	6,516,000	1,871,526
Skyworth Group, Ltd.(b)	4,706,000	2,136,101
VTech Holdings, Ltd.	253,400	1,577,475
		15,500,427
Italy (3.73%)
Anima Holding SpA(c)	452,681	1,745,024
Eni SpA	171,588	2,619,382
Unipol Gruppo SpA	418,472	2,330,928
UnipolSai Assicurazioni SpA	694,497	1,785,304
		8,480,638
Japan (20.15%)
Aozora Bank, Ltd.(a)	90,500	1,858,474
Citizen Watch Co., Ltd.	524,900	3,423,943
Dai-ichi Life Holdings, Inc.	126,700	2,587,614
Hakuto Co., Ltd.	69,600	2,739,676
Iyogin Holdings, Inc.	434,400	3,064,144
Japan Petroleum Exploration Co., Ltd.	72,400	2,483,478
Japan Post Holdings Co., Ltd.	271,500	1,982,838
Japan Tobacco, Inc.	90,500	2,005,739
Kamigumi Co., Ltd.	108,600	2,517,575
Mitsubishi Logistics Corp.	72,400	1,816,298
Mitsuboshi Belting, Ltd.	90,500	2,862,615
Mitsui & Co., Ltd.	69,600	2,710,811
Niterra Co., Ltd.	108,600	2,291,619
Nitto Kogyo Corp.	126,700	3,237,300
Press Kogyo Co., Ltd.	687,800	3,074,831
Sumitomo Warehouse Co., Ltd.	144,800	2,487,549
Tokio Marine Holdings, Inc.	90,500	2,073,170
Yamato Kogyo Co., Ltd.	54,300	2,591,240
		45,808,914
Luxembourg (1.61%)
APERAM SA	62,445	1,971,875
RTL Group SA	39,096	1,690,220
		3,662,095
Netherlands (2.10%)
NN Group NV	61,178	2,346,221

	Shares	Value
Netherlands (continued)
Stellantis NV(b)	118,555	$2,430,280
		4,776,501
New Zealand (0.76%)
Fletcher Building, Ltd.	496,483	1,720,676

Norway (3.94%)
Elkem ASA(c)	632,595	1,500,494
Golden Ocean Group, Ltd.	235,481	1,842,946
Hoegh Autoliners ASA	359,285	2,079,128
Telenor ASA	182,994	1,959,028
Yara International ASA	38,553	1,576,348
		8,957,944
Spain (2.15%)
ACS Actividades de Construccion y Servicios SA	64,436	2,252,249
Repsol SA	171,950	2,627,933
		4,880,182
Sweden (2.22%)
SSAB AB	812,147	5,037,007

Switzerland (2.39%)
Ferrexpo PLC(b)	922,014	1,086,240
Glencore PLC	341,366	2,074,586
Holcim, Ltd.(b)	32,580	2,264,031
		5,424,857

Total Common Stocks
(Cost $220,641,063)		222,500,651

	Shares	Value
Short-Term Investment (2.54%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 5.19%(d)(e)	5,768,004	$5,768,004

Total Short-Term Investment
(Cost $5,768,004)		5,768,004

Total Investments (100.42%)
(Cost $226,409,067)		$228,268,655

Liabilities Less Other Assets (-0.42%)		(939,483)

Net Assets (100.00%)		$227,329,172
Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $5,411,724.
(b)	Non-income producing security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, the fair value of securities restricted under Rule 144A in the aggregate was $11,312,084, representing 4.98% of net assets.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2023 was $5,768,004.
(e)	Rate shown is the 7-day effective yield as of July 31, 2023.

Investment Abbreviations:
GmbH - German Company with limited liability
KGaA - German Master Limited Partnership
Oyj - Finnish public stock company
PLC - Public Limited Company
SpA - Italian Public Limited Company

As of July 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Global Value ETF
Financials	32.63%
Utilities	16.37%
Materials	10.05%
Energy	9.47%
Industrials	9.27%
Real Estate	7.45%
Consumer Staples	5.63%
Consumer Discretionary	3.72%
Information Technology	1.91%
Health Care	1.48%
Communication Services	1.33%
Other	0.69%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Value ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (96.20%)
Austria (9.52%)
ANDRITZ AG	18,354	$969,866
AT&S Austria Technologie & Systemtechnik AG(a)	41,363	1,562,653
BAWAG Group AG(b)	25,270	1,230,853
Erste Group Bank AG(c)	59,452	2,259,114
EVN AG(c)	53,599	1,269,993
OMV AG	26,866	1,211,111
Raiffeisen Bank International AG(c)	79,268	1,282,930
Verbund AG	14,098	1,167,987
Voestalpine AG	37,107	1,228,060
Wienerberger AG	41,895	1,373,622
		13,556,189
Brazil (9.03%)
Atacadao SA	505,400	1,443,924
Banco Santander Brasil SA	186,200	1,130,883
Centrais Eletricas Brasileiras SA	159,600	1,303,463
Cia Siderurgica Nacional SA	399,000	1,165,253
Gerdau SA	237,405	1,469,991
Itau Unibanco Holding SA	266,000	1,609,922
JBS S/A	319,200	1,267,012
Petroleo Brasileiro SA	186,200	1,225,386
Telefonica Brasil SA	119,700	1,070,497
Vale SA	79,800	1,170,316
		12,856,647

	Shares	Value
Chile (9.51%)
Banco Santander Chile	24,307,612	$1,297,746
CAP SA	100,681	768,058
Cencosud SA	751,716	1,615,534
Cia Sud Americana de Vapores SA	10,570,175	800,060
Colbun SA	11,978,512	1,891,130
Empresas CMPC SA	807,310	1,593,555
Empresas COPEC SA	167,314	1,283,356
Enel Americas SA	11,385,332	1,538,953
Falabella SA	444,752	1,229,907
Quinenco SA	435,442	1,515,583
		13,533,882
Czech Republic (7.67%)
CEZ AS	51,870	2,295,423
Komercni Banka AS	92,036	3,018,143
Moneta Money Bank AS(b)	817,817	3,218,248
Philip Morris CR AS	3,059	2,385,010
		10,916,824
Great Britain (7.62%)
Anglo American PLC	27,531	845,847
Aviva PLC	168,982	842,297
Barclays PLC	646,912	1,286,501
BP PLC	231,287	1,433,652
Legal & General Group PLC	387,562	1,160,880
Lloyds Banking Group PLC	2,201,283	1,269,422
Rio Tinto PLC	17,689	1,169,112
Segro PLC	81,662	799,632
Shell PLC	42,294	1,284,219
Vodafone Group PLC	784,966	749,798
		10,841,360
Greece (–%)(d)
FF Group(c)(e)	25,407	–

Hong Kong (7.64%)
BOC Hong Kong Holdings, Ltd.	399,000	1,212,517
China Overseas Land & Investment, Ltd.	465,500	1,095,870
China Resources Land, Ltd.	266,000	1,231,276
CK Asset Holdings, Ltd.	199,500	1,151,124
CK Hutchison Holdings, Ltd.	199,500	1,230,423
Geely Automobile Holdings, Ltd.	931,000	1,344,172
Orient Overseas International, Ltd.	66,500	1,107,637
Sino Land Co., Ltd.	1,064,000	1,302,902
Swire Properties, Ltd.	478,800	1,197,169
		10,873,090
Italy (9.33%)
A2A SpA	727,377	1,387,975

	Shares	Value
Italy (continued)
Assicurazioni Generali SpA	59,850	$1,275,308
Banco BPM SpA	278,236	1,391,333
Enel SpA	196,574	1,355,593
Eni SpA	82,992	1,266,917
Intesa Sanpaolo SpA	456,988	1,320,969
Leonardo SpA	99,883	1,352,457
Pirelli & C SpA(b)	238,735	1,273,078
UniCredit SpA	57,722	1,459,710
UnipolSai Assicurazioni SpA	468,426	1,204,156
		13,287,496
Malaysia (7.57%)
CIMB Group Holdings Bhd	1,024,100	1,260,536
Hartalega Holdings Bhd	2,261,000	1,103,171
Hong Leong Bank Bhd	252,700	1,097,331
Malayan Banking Bhd	585,200	1,170,660
Petronas Chemicals Group Bhd	665,000	1,025,006
Public Bank Bhd	1,130,500	1,045,506
RHB Bank Bhd	864,500	1,090,930
Sime Darby Bhd	2,221,100	1,073,852
Sime Darby Plantation Bhd	984,200	993,149
Top Glove Corp. Bhd(c)	4,522,000	922,652
		10,782,793
Netherlands (1.09%)
Ferrovial SE(a)	46,683	1,547,032

Poland (9.78%)
Alior Bank SA(c)	155,078	2,247,008
Jastrzebska Spolka Weglowa SA(a)	76,874	784,928
KGHM Polska Miedz SA	38,437	1,190,346
Lubelski Wegiel Bogdanka SA(a)	100,548	980,968
ORLEN SA	239,457	4,273,664
PGE Polska Grupa Energetyczna SA(c)	553,546	1,177,666
Powszechny Zaklad Ubezpieczen SA	179,018	1,811,342
Tauron Polska Energia SA(c)	1,573,390	1,462,367
		13,928,289
Russia (–%)(d)
Alrosa PJSC(e)	1,262,976	–
Gazprom Neft PJSC(e)	334,880	–
Gazprom PJSC(e)	373,048	–
Rosneft Oil Co. PJSC(e)	198,016	–
Sberbank of Russia PJSC(e)	287,609	–
Severstal PAO(c)(e)	82,992	–
Unipro PJSC(c)(e)	22,421,984	–
		0

	Shares	Value
Singapore (9.36%)
CapitaLand Ascott Trust	22,748	$19,160
CapitaLand Investment, Ltd./Singapore	399,000	1,020,192
CDL Hospitality Trusts	23,850	21,343
City Developments, Ltd.	212,800	1,182,622
Genting Singapore, Ltd.	1,755,600	1,241,033
Jardine Cycle & Carriage, Ltd.	53,200	1,371,458
Oversea-Chinese Banking Corp., Ltd.	133,000	1,330,250
Sembcorp Industries, Ltd.	478,800	1,962,369
Singapore Airlines, Ltd.	305,900	1,732,226
United Overseas Bank, Ltd.	53,200	1,204,226
UOL Group, Ltd.	226,100	1,195,325
Venture Corp., Ltd.	93,100	1,048,797
		13,329,001
Spain (8.08%)
Acciona SA	6,118	917,195
Banco Bilbao Vizcaya Argentaria SA	167,846	1,330,588
Banco Santander SA	412,566	1,670,904
CaixaBank SA	374,262	1,509,805
Enagas SA	54,663	969,750
Endesa SA	56,924	1,219,532
Iberdrola SA(a)	103,873	1,296,842
Mapfre SA	663,404	1,379,326
Naturgy Energy Group SA	39,501	1,204,791
		11,498,733

Total Common Stocks
(Cost $141,771,765)		136,951,336

	Shares	Value
Short-Term Investment (0.52%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 5.19%(f)(g)	734,735	$734,735

Total Short-Term Investment
(Cost $734,735)		734,735

Total Investments (96.72%)
(Cost $142,506,500)		$137,686,071

Other Assets Less Liabilities (3.28%)		4,674,072

Net Assets (100.00%)		$142,360,143

	Shares	Value
Short-Term Investment (continued)

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $3,790,322.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, the fair value of securities restricted under Rule 144A in the aggregate was $5,722,179, representing 4.02% of net assets.

(c)	Non-income producing security.
(d)	Less than 0.005%.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2023 was $734,735.
(g)	Rate shown is the 7-day effective yield as of July 31, 2023.

Investment Abbreviations:
PJSC - Private Joint Stock Company
PLC - Public Limited Company

Cambria Global Value ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(1)	Total
Common Stocks
Austria	$13,556,189	–	$–	13,556,189
Brazil	12,856,647	–	–	12,856,647
Chile	13,533,882	–	–	13,533,882
Czech Republic	10,916,824	–	–	10,916,824
Great Britain	10,841,360	–	–	10,841,360
Hong Kong	10,873,090	–	–	10,873,090
Italy	13,287,496	–	–	13,287,496
Malaysia	10,782,793	–	–	10,782,793
Netherlands	1,547,032	–	–	1,547,032
Poland	13,928,289	–	–	13,928,289
Singapore	13,329,001	–	–	13,329,001
Spain	11,498,733	–	–	11,498,733
Short-Term Investment	734,735	–	–	734,735
Total	$137,686,071	$–	$–	$137,686,071

(1)	The Fund considers transfers to Level 3 at the ending of the reporting period, which is $0 at the end of the reporting period. Change in unrealized appreciation/depreciation on Level 3 holding as of July 31, 2023 is $(10,075,918).

Sector Weightings
Cambria Global Momentum ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Momentum ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
Exchange Traded Funds (99.44%)
Global (38.50%)
Equity ETF (38.50%)
iShares® Global Consumer Discretionary ETF(a)	63,903	$10,310,327
iShares® Global Consumer Staples ETF	175,644	10,919,788
iShares® Global Industrials ETF	92,344	11,378,628
iShares® Global Tech ETF	186,235	11,792,400
Cambria Global Value ETF*	1,011,262	21,570,016
		65,971,159
International (36.24%)
Equity ETF (24.37%)
Cambria Emerging Shareholder Yield ETF*(a)	710,430	21,305,796
Cambria Foreign Shareholder Yield ETF*	807,772	20,448,748
		41,754,544
Fixed Income ETF (11.87%)
VanEck Emerging Markets High Yield Bond ETF	551,922	10,089,134
WisdomTree Emerging Markets Local Debt Fund*(a)	361,879	10,285,578
		20,374,712
North America (18.22%)
Commodity ETF (12.07%)
Invesco DB Precious Metals Fund	215,509	11,007,144
VanEck Gold Miners ETF/USA	308,091	9,677,138
		20,684,282
Equity ETF (6.15%)
Vanguard® Total Stock Market ETF	45,934	10,489,029

	Shares	Value
United States (6.48%)
Commodity ETF (6.48%)
Graniteshares Gold Trust(b)	571,676	$11,107,665

Total Exchange Traded Funds
(Cost $159,246,425)		170,381,391

	Shares	Value
Short-Term Investment (0.92%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 5.19%(c)(d)	1,578,190	$1,578,190
Total Short-Term Investment
(Cost $1,578,190)		1,578,190

Total Investments (100.36%)
(Cost $160,824,615)		$171,959,581

Liabilities Less Other Assets (-0.36%)		(622,623)

Net Assets (100.00%)		$171,336,958
Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $1,548,019.
(b)	Non-income producing security.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2023 was $1,578,190.
(d)	Rate shown is the 7-day effective yield as of July 31, 2023.

Investment Abbreviations:
ETF - Exchange Traded Fund

Transactions with affiliated companies during the period ended July 31, 2023 are as follows:

Security Name	Market Value as of April 30, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of July 31, 2023	Share Balance as of July 31, 2023	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$21,819,192	$-	$-	$-	$(1,373,657)	$21,305,796	$710,430	$726,512	$830,847	$29,414
Cambria Foreign Shareholder Yield ETF	21,697,862	10,245,293	-	(10,226,994)	(915,701)	20,448,748	807,772	310,718	436,310	(870,465)
Cambria Global Value ETF	22,308,015	-	-	-	(1,401,607)	21,570,016	1,011,262	694,341	579,531	84,078
WisdomTree Emerging Markets Local Debt Fund	10,435,429	-	-	-	(672,122)	10,285,578	361,879	123,434	493,527	28,744
Invesco DB Precious Metals Fund	11,918,973	-	-	-	(737,139)	11,007,144	215,509	-	(208,934)	34,244
	$88,179,471	$10,245,293	$-	$(10,226,994)	$(5,100,226)	$84,617,282	$3,106,852	$1,855,005	$2,131,281	$(693,985)

As of July 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Global Asset Allocation ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Asset Allocation ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
Exchange Traded Funds (99.27%)
Global (13.80%)
Equity ETF (13.80%)
Alpha Architect Value Momentum Trend ETF	21,386	$501,833
Cambria Global Real Estate ETF*(a)	138,750	3,474,522
Cambria Global Value ETF*	143,486	3,060,528
		7,036,883
International (36.07%)
Equity ETF (16.11%)
Alpha Architect International Quantitative Momentum ETF	38,480	1,014,694
Cambria Emerging Shareholder Yield ETF*(a)	161,764	4,851,302
Cambria Foreign Shareholder Yield ETF*(a)	92,907	2,351,941
		8,217,937
Fixed Income ETF (19.96%)
SPDR® FTSE International Government Inflation-Protected Bond ETF	31,857	1,347,233
VanEck Emerging Markets High Yield Bond ETF(a)	109,668	2,004,731
VanEck International High Yield Bond ETF	50,986	1,032,976
VanEck J. P. Morgan EM Local Currency Bond ETF	125,726	3,256,304
Vanguard® Total International Bond ETF(a)	52,022	2,535,552
		10,176,796
North America (0.95%)
Commodity ETF (0.95%)
VanEck Gold Miners ETF/USA	15,318	481,138

	Shares	Value
United States (48.45%)
Commodity ETF (9.89%)
Graniteshares Gold Trust(b)	85,359	$1,658,526
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(a)	228,956	3,386,259
		5,044,785
Equity ETF (16.70%)
Alpha Architect US Quantitative Momentum ETF(a)	45,325	2,131,032
Cambria Shareholder Yield ETF*(a)	65,305	4,225,234
Cambria Value and Momentum ETF*	81,215	2,157,062
		8,513,328
Fixed Income ETF (21.86%)
Schwab US TIPS Bond ETF(a)	26,899	1,404,935
Vanguard® Intermediate-Term Corporate Bond ETF	19,425	1,536,517
Vanguard® Intermediate-Term Government Bond ETF	34,521	2,018,788
Vanguard® Long-Term Treasury Bond ETF	28,897	1,790,169
Vanguard® Short-Term Corporate Bond ETF	13,801	1,047,910
Vanguard® Total Bond Market ETF	46,250	3,349,425
		11,147,744
Total Exchange Traded Funds
(Cost $52,006,743)		50,618,611

	Shares	Value
Short-Term Investment (8.47%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 5.19%(c)(d)	4,317,910	$4,317,910

Total Short-Term Investment
(Cost $4,317,910)		4,317,910

Total Investments (107.74%)
(Cost $56,324,653)		$54,936,521

Liabilities Less Other Assets (-7.74%)		(3,943,713)

Net Assets (100.00%)		$50,992,808

	Shares	Value
Short-Term Investment (continued)
Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $4,204,231.

(b)	Non-income producing security.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2023 was $4,317,910.
(d)	Rate shown is the 7-day effective yield as of July 31, 2023.

Investment Abbreviations:
ETF - Exchange Traded Funds
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depository Receipt
TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies during the period ended July 31, 2023 are as follows:

Security Name	Market Value as of April 30, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of July 31, 2023	Share Balance as of July 31, 2023	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$4,781,062	$-	$121,619	$-	$(245,619)	$4,851,302	$161,764	$160,046	$198,701	$(4,459)
Cambria Foreign Shareholder Yield ETF	2,422,663	-	61,293	-	(122,286)	2,351,941	92,907	69,768	(10,011)	280
Cambria Global Real Estate ETF	3,079,046	400,349	92,545	-	(169,523)	3,474,522	138,750	86,233	42,688	(2,619)
Cambria Value and Momentum ETF	2,051,536	-	57,008	-	(109,897)	2,157,062	81,215	7,898	117,378	41,038
Cambria Shareholder Yield ETF	3,896,096	-	109,819	-	(207,264)	4,225,234	65,305	19,205	324,676	101,908
Cambria Global Value ETF	3,046,014	-	78,064	-	(157,350)	3,060,528	143,486	95,315	87,891	5,909
Grand Total	$19,276,417	$400,349	$520,348	$-	$(1,011,939)	$20,120,589	$683,427	$438,465	$761,323	$142,057

As of July 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Value and Momentum ETF
Consumer Discretionary	25.21%
Financials	18.30%
Industrials	17.14%
Energy	12.90%
Materials	12.55%
Information Technology	7.13%
Health Care	4.00%
Communication Services	1.99%
Consumer Staples	0.60%
Other	0.18%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Value and Momentum ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (94.52%)
Communication Services (1.89%)
Scholastic Corp.	12,474	$538,752
Sciplay Corp.(a)	26,379	517,028
		1,055,780
Consumer Discretionary (23.87%)
Academy Sports & Outdoors, Inc.	6,835	408,665
Adtalem Global Education, Inc.(a)	10,500	454,020
Asbury Automotive Group, Inc.(a)	2,137	482,107
AutoNation, Inc.(a)	3,864	622,027
Century Communities, Inc.	7,336	566,486
DR Horton, Inc.	4,542	576,925
Green Brick Partners, Inc.(a)	13,296	751,490
Group 1 Automotive, Inc.	2,394	618,921
KB Home	7,350	396,679
Lennar Corp., Class A	4,242	538,013
M/I Homes, Inc.(a)	7,293	729,300
MasterCraft Boat Holdings, Inc.	13,756	421,621
MDC Holdings, Inc.	8,442	432,906
Meritage Homes Corp.	3,954	588,948
ODP Corp.(a)	10,477	522,593
Patrick Industries, Inc.	6,377	551,929
Penske Automotive Group, Inc.	4,368	705,083
Perdoceo Education Corp.(a)	35,486	473,738
PulteGroup, Inc.	7,809	659,001
PVH Corp.	4,620	414,137
Taylor Morrison Home Corp.(a)	11,979	580,023

	Shares	Value
Consumer Discretionary (continued)
Toll Brothers, Inc.	7,522	$604,242
Tri Pointe Homes, Inc.(a)	11,928	380,265
Upbound Group, Inc., Class A(a)	12,390	429,066
Urban Outfitters, Inc.(a)	12,054	438,404
		13,346,589
Consumer Staples (0.57%)
Cal-Maine Foods, Inc.	6,888	318,157

Energy (12.21%)
Chevron Corp.	2,436	398,676
Chord Energy Corp.	4,126	647,122
Civitas Resources, Inc.	7,392	553,365
CONSOL Energy, Inc.	7,980	594,670
Exxon Mobil Corp.	4,872	522,473
Gulfport Energy Corp.(a)	3,906	400,170
Helix Energy Solutions Group, Inc.(a)	68,809	660,566
Marathon Petroleum Corp.	4,200	558,684
PBF Energy, Inc.	13,711	650,450
PDC Energy, Inc.	8,568	650,225
Permian Resources Corp.	55,177	645,019
Plains GP Holdings LP, Class A	34,818	546,294
Vitesse Energy, Inc.(a)	8	202
		6,827,916
Financials (17.33%)
American Equity Investment Life Holding Co.	10,248	550,010
Bancorp, Inc.(a)	14,692	556,827
eHealth, Inc.(a)	53,937	407,764
Enova International, Inc.(a)	10,060	554,205
First Citizens BancShares, Inc., Class A	294	420,802
Genworth Financial, Inc., Class A(a)	96,485	565,402
Loews Corp.	9,818	615,098
MGIC Investment Corp.	24,948	417,629
Mr Cooper Group, Inc.(a)	11,046	640,337
Old Republic International Corp.	18,480	509,494
Oscar Health, Inc.(a)	45,150	339,528
Pathward Financial, Inc.	9,947	516,846
Primerica, Inc.	1,974	419,870
PROG Holdings, Inc.(a)	12,096	490,856
Radian Group, Inc.	15,204	409,444
Remitly Global, Inc.(a)	20,916	403,260
Travelers Cos., Inc.	3,486	601,718
Unum Group	15,456	751,316
Voya Financial, Inc.	6,972	517,741
		9,688,147

	Shares	Value
Health Care (3.79%)
Arcturus Therapeutics Holdings, Inc.(a)	15,330	$535,937
Cardinal Health, Inc.	6,163	563,729
Cross Country Healthcare, Inc.(a)	19,130	493,554
McKesson Corp.	1,302	523,925
		2,117,145
Industrials (16.23%)
ArcBest Corp.	4,801	558,452
Atkore, Inc.(a)	3,138	497,906
Boise Cascade Co.	8,736	904,089
Builders FirstSource, Inc.(a)	5,216	753,347
Crane NXT Co.	6,846	404,941
EMCOR Group, Inc.	2,723	585,554
Encore Wire Corp.	3,444	587,856
Fluence Energy, Inc.(a)	16,254	475,267
GMS, Inc.(a)	5,544	408,537
Insteel Industries, Inc.	14,490	467,303
Mueller Industries, Inc.	7,896	640,050
MYR Group, Inc.(a)	2,772	395,176
Owens Corning	3,024	423,330
SkyWest, Inc.(a)	9,702	426,791
Sterling Infrastructure, Inc.(a)	7,224	433,368
Terex Corp.	6,636	389,069
Univar Solutions, Inc.(a)	10,542	380,988
Wabash National Corp.	14,574	345,112
		9,077,136
Information Technology (6.75%)
Arrow Electronics, Inc.(a)	2,772	395,121
Avnet, Inc.	14,070	682,395
Insight Enterprises, Inc.(a)	2,646	388,142
InterDigital, Inc.	4,158	385,405
Jabil, Inc.	3,696	409,036
Photronics, Inc.(a)	23,016	608,773
Sanmina Corp.(a)	8,561	526,159
Vishay Intertechnology, Inc.	13,440	378,336
		3,773,367
Materials (11.88%)
Alpha Metallurgical Resources, Inc.	3,990	691,148
Commercial Metals Co.	10,548	603,556
Nucor Corp.	4,074	701,095
O-I Glass, Inc.(a)	18,480	424,301
Olympic Steel, Inc.	8,771	489,334
Reliance Steel & Aluminum Co.	2,058	602,706
Ryerson Holding Corp.	15,750	669,217
Steel Dynamics, Inc.	4,503	479,930
TimkenSteel Corp.(a)	36,372	847,468
Warrior Met Coal, Inc.	12,684	561,267

	Shares	Value
Materials (continued)
Westlake Corp.	4,179	$574,612
		6,644,634

Total Common Stocks
(Cost $44,333,541)		52,848,871

	Shares	Value
Rights (0.17%)
Resolute Forest Prod Cvr, Expires 12/31/2049, Strike Price $0(b)	66,033	93,767

Total Investments (94.69%)
(Cost $44,333,541)		$52,942,638

Other Assets Less Liabilities (5.31%)		2,969,015

Net Assets (100.00%)		$55,911,653

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.

The open futures contracts held by the Fund as of July 31, 2023 are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation
S&P® 500 Mini Future	126	Sep-2023	$29,071,350	$28,215,377	$(855,973)

For the period ended July 31, 2023, the monthly average notional value of the short equity futures contracts held was $30,714,087 and the ending notional value of the futures contacts was $29,071,350.

Cambria Value and Momentum ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$52,848,871	$–	$–	$52,848,871
Rights and Warrants	–	–	93,767	93,767
Total	$52,848,871	$–	$93,767	$52,942,638

Sector Weightings
Cambria Global Tail Risk ETF
Exchange Traded Funds	88.79%
Sovereign Debt	5.70%
Purchased Options	5.51%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Tail Risk ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
Exchange Traded Funds (81.19%)
International (38.76%)
Fixed Income ETF (38.76%)
VanEck J. P. Morgan EM Local Currency Bond ETF	29,150	$754,985
Vanguard® Total International Bond ETF(a)	14,221	693,132
		1,448,117
United States (42.43%)
Fixed Income ETF (42.43%)
iShares® 7-10 Year Treasury Bond ETF	8,435	807,567
iShares® TIPS Bond ETF	7,254	777,338
		1,584,905

Total Exchange Traded Funds
(Cost $3,037,515)		3,033,022

	Currency	Face Amount	Value
Sovereign Debt (5.21%)
Colombian TES, 7.500%, 8/26/2026	COP	812,500,000	194,576

Total Sovereign Debt
(Cost $285,250)			194,576

Contracts		Notional Amount	Value
Purchased Options (5.04%)
Put Options
MSCI EAFE Index-MXEA US 03/15/24 P2000
Expires 03/15/24, Strike Price $2,000	12	$2,639,237	$42,000
MSCI EAFE Index-MXEA US 06/21/24 P2000
Expires 06/21/24, Strike Price $2,000	12	2,639,237	60,360
MSCI EAFE Index-MXEA US 09/15/23 P1700
Expires 09/15/23, Strike Price $1,700	8	1,759,491	40
MSCI EAFE Index-MXEA US 12/15/23 P1900
Expires 12/15/23, Strike Price $1,900	8	1,759,491	10,720
MSCI Emerging Markets Index-MXEF US 03/15/24 P950
Expires 03/14/24, Strike Price $950	16	1,675,059	28,480
MSCI Emerging Markets Index-MXEF US 06/21/24 P950
Expires 06/20/24, Strike Price $950	12	1,256,294	32,040
MSCI Emerging Markets Index-MXEF US 09/15/23 P900
Expires 09/14/23, Strike Price $900	8	837,530	720
MSCI Emerging Markets Index-MXEF US 12/15/23 P950
Expires 12/14/23, Strike Price $950	12	1,256,295	13,920

Total Purchased Options
(Cost $573,715)			188,280

	Shares	Value
Short-Term Investment (14.12%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 5.19%(b)(c)	527,456	$527,456

Total Short-Term Investment
(Cost $527,456)		527,456

Total Investments (105.56%)
(Cost $4,423,936)		$3,943,334

Liabilities Less Other Assets (-5.56%)		(207,768)

Net Assets (100.00%)		$3,735,566
Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $516,644.
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2023 was $527,456.
(c)	Rate shown is the 7-day effective yield as of July 31, 2023.

Currency Abbreviations:
COP — Colombian Peso

Investment Abbreviations:
EAFE - Europe, Australasia and Far East
ETF - Exchange Traded Funds
MSCI- Morgan Stanley Capital International
MXEA- Ticker for MSCI EAFE Index
MXEF- Ticker for MSCI Emerging Markets Index
TIPS - Treasury Inflation Protected Security

Cambria Global Tail Risk ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$3,033,022	$–	$–	$3,033,022
Sovereign Debt	–	194,576	–	194,576
Short-Term Investment	527,456	–	–	527,456
Total	$3,560,478	$194,576	$–	$3,755,054
Other Financial Instruments
Purchased Options	$188,280	$–	$–	$188,280
Total	$188,280	$–	$–	$188,280

As of July 31, 2023, all of the Fund's investments in securities were considered Level 1 or Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Emerging Shareholder Yield ETF
Information Technology	22.46%
Financials	16.83%
Energy	16.07%
Materials	13.68%
Consumer Discretionary	10.36%
Industrials	9.62%
Utilities	4.51%
Consumer Staples	3.07%
Health Care	2.40%
Real Estate	1.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Emerging Shareholder Yield ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (96.59%)
Brazil (4.05%)
Cia de Saneamento de Minas Gerais Copasa MG(a)	452,200	$1,931,682
Cielo SA	2,114,700	2,115,259
Petroleo Brasileiro SA	279,300	2,056,026
Ultrapar Participacoes SA	478,800	1,912,668
		8,015,635
China (17.35%)
Anhui Conch Cement Co., Ltd., Class H	465,500	1,399,681
Bank of Communications Co., Ltd., Class H	3,325,000	2,003,808
China Coal Energy Co., Ltd., Class H	2,261,000	1,632,208
China Hongqiao Group, Ltd.	1,862,000	1,788,250
China Petroleum & Chemical Corp.	4,350,000	2,426,304
China Shenhua Energy Co., Ltd., Class H	931,000	2,781,456
E-Commodities Holdings, Ltd.	9,576,000	1,534,832
Fufeng Group, Ltd.	3,724,000	2,024,614
Huadian Power International Corp., Ltd., Class H(b)	5,980,000	2,645,373
JNBY Design, Ltd.	1,263,500	1,482,392
Lonking Holdings, Ltd.	5,719,000	1,019,299
People's Insurance Co. Group of China, Ltd.	6,367,000	2,441,027
PetroChina Co., Ltd., Class H	3,900,000	2,845,401

	Shares	Value
China (continued)
Shenzhen Expressway Corp., Ltd., Class H	1,862,000	$1,606,798
Tianli International Holdings, Ltd.	7,315,000	2,645,027
Tianneng Power International, Ltd.(b)	130,000	145,187
Yankuang Energy Group Co., Ltd., Class H	1,596,000	2,394,338
Zhejiang Expressway Co., Ltd., Class H	1,862,000	1,492,198
		34,308,193
Hong Kong (1.13%)
China Medical System Holdings, Ltd.	1,330,000	2,234,033

India (7.82%)
Bank of Baroda	743,736	1,828,398
Coal India, Ltd.	799,463	2,228,325
Indian Bank	802,741	3,385,715
Oil & Natural Gas Corp., Ltd.	1,172,262	2,523,430
Oil India, Ltd.	793,611	2,660,205
Vedanta, Ltd.	846,545	2,840,729
		15,466,802
Indonesia (1.61%)
Indo Tambangraya Megah Tbk PT	824,600	1,487,342
United Tractors Tbk PT	931,000	1,699,322
		3,186,664
Mexico (3.64%)
Arca Continental SAB de CV	266,000	2,668,896
Banco del Bajio SA(c)	771,400	2,339,768
GCC SAB de CV	226,100	2,188,356
		7,197,020
Poland (2.25%)
Powszechna Kasa Oszczednosci Bank Polski SA	213,465	2,166,811
Powszechny Zaklad Ubezpieczen SA	224,903	2,275,615
		4,442,426
Russia (–%)(d)
Alrosa PJSC(e)	538,800	–
Beluga Group PJSC(e)	20,340	–
Federal Grid Co. - Rosseti PJSC(a)(e)	328,200,000	4
Gazprom Neft PJSC(e)	223,200	–
Gazprom PJSC(e)	423,000	–
Inter RAO UES PJSC(e)	11,040,000	–
LUKOIL PJSC(e)	17,160	–
Magnitogorsk Iron & Steel Works PJSC(a)(e)	1,560,000	–

	Shares	Value
Russia (continued)
Novolipetsk Steel PJSC(a)(e)	458,400	$–
OGK-2 PJSC(e)	94,200,000	1
Sberbank of Russia PJSC(e)	276,600	–
Severstal PAO(a)(e)	85,200	–
Unipro PJSC(a)(e)	21,240,000	–
		5
South Africa (15.51%)
Absa Group, Ltd.	188,666	1,998,617
AECI, Ltd.	366,947	1,934,891
African Rainbow Minerals, Ltd.	174,762	1,961,751
Exxaro Resources, Ltd.	131,537	1,191,675
Investec PLC	435,176	2,725,363
Investec, Ltd.	427,728	2,669,869
Kumba Iron Ore, Ltd.	65,702	1,795,037
Motus Holdings, Ltd.	422,009	2,489,284
Nedbank Group, Ltd.	154,147	2,025,557
Reunert, Ltd.	763,277	2,565,917
Sasol, Ltd.	115,636	1,606,667
Sibanye Stillwater, Ltd.	790,818	1,495,518
Thungela Resources, Ltd.	122,892	916,893
Tiger Brands, Ltd.	136,857	1,217,833
Truworths International, Ltd.	1,014,933	4,074,204
		30,669,076
South Korea (15.39%)
Aekyung Chemical Co., Ltd.	122,759	1,906,898
DB Insurance Co., Ltd.	33,516	1,985,218
GS Holdings Corp.	62,901	1,860,407
Hanmi Semiconductor Co., Ltd.	134,596	5,121,332
HD Hyundai Construction Equipment Co., Ltd.	43,757	2,804,650
HD Hyundai Infracore Co., Ltd.	298,319	2,883,372
Kia Corp.	35,133	2,279,449
KT&G Corp.	30,432	1,972,058
LX Semicon Co., Ltd.	29,127	2,337,655
Poongsan Corp.	60,249	1,772,516
PSK, Inc.	115,178	2,033,111
S-Oil Corp.	32,689	1,920,846
SSANGYONG C&E Co., Ltd.	373,199	1,548,835
		30,426,347
Taiwan (22.30%)
Asustek Computer, Inc.	266,000	3,080,967
Catcher Technology Co., Ltd.	399,000	2,202,806
Chicony Electronics Co., Ltd.	665,000	2,211,271
Dimerco Express Corp.	1,117,255	2,641,466
Generalplus Technology, Inc.	1,197,000	1,891,113
Holy Stone Enterprise Co., Ltd.	698,250	2,166,305
Huaku Development Co., Ltd.	665,000	1,917,140

	Shares	Value
Taiwan (continued)
IEI Integration Corp.	1,064,000	$2,783,027
ITE Technology, Inc.	798,000	3,923,154
Nantex Industry Co., Ltd.	1,596,000	1,846,041
O-TA Precision Industry Co., Ltd.	665,000	1,938,300
Radiant Opto-Electronics Corp.	532,000	2,039,871
Systex Corp.	665,000	2,486,357
TaiDoc Technology Corp.(a)	399,000	2,348,814
Taiwan Semiconductor Co., Ltd.	532,000	1,494,777
Topco Scientific Co., Ltd.	532,000	3,038,646
Transcend Information, Inc.	665,000	1,506,626
Tripod Technology Corp.	532,000	2,860,898
Utechzone Co., Ltd.	665,000	1,720,347
		44,097,926
Thailand (1.11%)
Tisco Financial Group PLC	744,800	2,186,828

Turkey (4.43%)
Aksa Akrilik Kimya Sanayii AS	492,765	1,584,771
Dogus Otomotiv Servis ve Ticaret AS	343,672	3,157,021
Enerjisa Enerji AS(c)	2,137,709	4,026,639
		8,768,431

Total Common Stocks
(Cost $191,957,033)		190,999,386

	Shares	Value
Short-Term Investment (1.12%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 5.19%(f)(g)	2,207,660	$2,207,660

Total Short-Term Investment
(Cost $2,207,660)		2,207,660

Total Investments (97.71%)
(Cost $194,164,693)		$193,207,046

Other Assets Less Liabilities (2.29%)		4,528,020

Net Assets (100.00%)		$197,735,066
Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $2,078,401.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, the fair value of securities restricted under Rule 144A in the aggregate was $6,366,407, representing 3.22% of net assets.
(d)	Less than 0.005%.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2023 was $2,207,660.
(g)	Rate shown is the 7-day effective yield as of July 31, 2023.

Investment Abbreviations:
ADR - American Depository Receipt
AS- Turkish Joint Stock Companies
PAO- Russian Public Stock Companies
PJSC - Private Joint Stock Company
PLC - Public Limited Company
SA- Brazilian Limited Liability Corporation
TAS- Turkish Joint Stock Companies

Cambria Emerging Shareholder Yield ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs(2)	Total
Common Stocks	$190,999,381	$–	$5	$190,999,386
Short-Term Investment	2,207,660	–	–	2,207,660
Total	$193,207,041	$–	$5	$193,207,046

(1)	Included in Level 2 is one Rights holdings with total value of $0.
(2)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Sector Weightings
Cambria Tail Risk ETF
U.S. Treasury Obligations	96.27%
Purchased Options	3.73%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Tail Risk ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Face Amount	Value
U.S. Treasury Obligations (94.79%)
U.S. Treasury Bond 4.125%, 11/15/2032	$150,738,000	$152,480,908
United States Treasury Inflation Indexed Bonds 0.125%, 7/15/2030	13,209,484	11,861,833
		164,342,741

Total U.S. Treasury Obligations
(Cost $166,657,712)		164,342,741

	Contracts	Notional Amount	Value
Purchased Options (3.67%)
Put Options
S&P 500® Index
Expires 09/14/23, Strike Price $3,500	113	$51,855,248	$21,188
Expires 12/14/23, Strike Price $3,600	247	113,347,312	384,085
Expires 03/14/24, Strike Price $3,600	257	117,936,272	815,975
Expires 03/14/24, Strike Price $3,800	66	30,287,136	280,500
Expires 06/20/24, Strike Price $3,500	89	40,841,744	387,150
Expires 06/20/24, Strike Price $3,800	231	106,004,976	1,499,190
Expires 09/19/24, Strike Price $4,000	126	57,820,896	1,358,280

	Contracts	Notional Amount	Value
Purchased Options (continued)
Expires 09/19/24, Strike Price $4,200	118	$54,149,728	$1,623,090
Total Purchased Options
(Cost $19,602,617)			6,369,458

Total Investments (98.46%)
(Cost $186,260,329)			$170,712,199

Other Assets Less Liabilities (1.54%)			2,669,735

Net Assets (100.00%)			$173,381,934
Percentages based on Net Assets.

Cambria Tail Risk ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$164,342,741	$–	$164,342,741
Total	$–	$164,342,741	$–	$164,342,741
Other Financial Instruments
Purchased Options	$6,369,458	$–	$–	$6,369,458
Total	$6,369,458	$–	$–	$6,369,458

Sector Weightings
Cambria Trinity ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Trinity ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
Exchange Traded Funds (97.84%)
Global (18.71%)
Alternative ETF (3.38%)
iMGP DBi Managed Futures Strategy ETF	151,817	$4,179,522

Equity ETF (15.33%)
Alpha Architect Value Momentum Trend ETF	23,765	557,658
iShares® Global Consumer Discretionary ETF	16,393	2,644,902
iShares® Global Materials ETF	240	20,611
Cambria Global Real Estate ETF*	185,755	4,651,603
Cambria Global Value ETF*	519,058	11,071,403
		18,946,177
International (27.35%)
Equity ETF (16.84%)
Cambria Emerging Shareholder Yield ETF*	347,066	10,408,509
Cambria Foreign Shareholder Yield ETF*	411,554	10,418,490
		20,826,999
Fixed Income ETF (10.51%)
SPDR® FTSE International Government Inflation-Protected Bond ETF	58,103	2,457,175
VanEck Emerging Markets High Yield Bond ETF(a)	138,807	2,537,392
VanEck J. P. Morgan EM Local Currency Bond ETF	308,751	7,996,651
		12,991,218
North America (14.84%)
Commodity ETF (4.00%)
Invesco DB Precious Metals Fund	50,731	2,591,091

	Shares	Value
Commodity ETF (continued)
VanEck Gold Miners ETF/USA	74,981	$2,355,153
		4,946,244
Equity ETF (10.84%)
iShares® Global Consumer Staples ETF	41,322	2,568,989
iShares® Global Industrials ETF	22,698	2,796,847
iShares® Global Tech ETF	45,299	2,868,333
Vanguard® Total Stock Market ETF	11,640	2,657,994
WisdomTree Emerging Markets Local Debt Fund	88,076	2,503,358
		13,395,521
United States (36.94%)
Alternative ETF (3.89%)
First Trust Managed Futures Strategy Fund	98,230	4,808,359

Commodity ETF (5.56%)
Graniteshares Gold Trust(b)	132,338	2,571,327
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(a)	291,000	4,303,890
		6,875,217
Equity ETF (12.48%)
Cambria Shareholder Yield ETF*	82,644	5,347,067
Cambria Value and Momentum ETF*	379,270	10,073,373
		15,420,440
Fixed Income ETF (15.01%)
Schwab US TIPS Bond ETF	47,239	2,467,293
Vanguard® Intermediate-Term Government Bond ETF	151,902	8,883,229
Vanguard® Total Bond Market ETF	99,540	7,208,687
		18,559,209

Total Exchange Traded Funds
(Cost $119,511,550)		120,948,906

	Shares	Value
Short-Term Investment (3.66%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 5.19%(c)(d)	4,529,425	$4,529,425

Total Short-Term Investment
(Cost $4,529,425)		4,529,425

Total Investments (101.50%)
(Cost $124,040,975)		$125,478,331

Liabilities Less Other Assets (-1.50%)		(1,860,370)

Net Assets (100.00%)		$123,617,961

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $4,398,926.
(b)	Non-income producing security.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2023 was $4,529,425.
(d)	Rate shown is the 7-day effective yield as of July 31, 2023.

Investment Abbreviations:
ETF - Exchange Traded Funds
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depository Receipt
TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies during the period ended July 31, 2023 are as follows:

Security Name	Market Value as of April 30, 2023	Purchases	Purchases In- Kind	Sales	Sales In-Kind	Market Value as of July 31, 2023	Share Balance as of July 31, 2023	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Foreign Shareholder Yield ETF	$10,429,729	$2,465,623	$34,854	$(2,317,714)	$(105,923)	$10,418,490	411,554	$237,436	$(181,746)	$(201,119)
Cambria Global Real Estate ETF	4,513,970	-	92,379	$-	(48,458)	4,651,603	185,755	115,447	89,676	4,035
Cambria Value and Momentum ETF	9,232,280	-	196,712	$-	(102,364)	10,073,373	379,270	36,884	741,271	5,474
Cambria Shareholder Yield ETF	4,751,297	-	100,502	$-	(54,051)	5,347,067	82,644	24,304	543,082	6,237
Cambria Global Value ETF	10,618,324	-	215,004	$-	(112,103)	11,071,403	519,058	344,800	331,664	18,514
Cambria Emerging Shareholder Yield ETF	9,884,898	-	199,658	$-	(105,193)	10,408,509	347,066	343,380	421,810	7,335
	$49,430,498	$2,465,623	$839,109	$(2,317,714)	$(528,092)	$51,970,445	$1,925,347	$1,102,251	$1,945,757	$(159,524)

As of July 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Cannabis ETF
Consumer Staples	48.49%
Health Care	30.82%
Materials	7.15%
Real Estate	4.47%
Financials	3.31%
Consumer Discretionary	2.96%
Industrials	2.08%
Information Technology	0.72%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Cannabis ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (93.79%)
Consumer Discretionary (2.78%)
Greenlane Holdings, Inc., Class A(a)(b)	2,871	$2,699
GrowGeneration Corp.(a)	75,950	302,281
		304,980
Consumer Staples (45.48%)
Altria Group, Inc.	15,750	715,365
British American Tobacco PLC	14,000	469,925
Constellation Brands, Inc., Class A	4,200	1,145,760
Imperial Brands PLC	38,710	913,836
Philip Morris International, Inc.	7,350	732,942
Turning Point Brands, Inc.	20,300	484,155
Universal Corp.	8,925	451,337
Village Farms International, Inc.(a)(b)	122,780	77,327
		4,990,647
Financials (3.11%)
AFC Gamma, Inc.	24,675	341,008

Health Care (28.91%)
Aurora Cannabis, Inc.(a)(b)	386,365	217,408
Canopy Growth Corp.(a)	61,600	30,369
cbdMD, Inc.(a)	5,860	8,497
Charlottes Web Holdings, Inc.(a)(b)	361,725	116,584
Cronos Group, Inc.(a)(b)	232,330	450,720
Intercure, Ltd.(a)	57,995	92,212
Jazz Pharmaceuticals PLC(a)	5,950	775,999
MyMD Pharmaceuticals, Inc.(a)(b)	171,570	248,776
Organigram Holdings, Inc.(a)(b)	177,843	268,386
SNDL, Inc.(a)	245,840	410,553

	Shares	Value
Health Care (continued)
Tilray Brands, Inc.(a)(b)	218,435	$552,641
		3,172,145
Industrials (1.95%)
Agrify Corp.(a)	452	1,415
Hydrofarm Holdings Group, Inc.(a)	138,565	162,121
Urban-Gro, Inc.(a)	37,730	50,747
		214,283
Information Technology (0.67%)
WM Technology, Inc.(a)	66,640	73,970

Materials (6.70%)
Scotts Miracle-Gro Co.	10,500	735,420

Real Estate (4.19%)
Innovative Industrial Properties, Inc.	5,810	460,326

Total Common Stocks
(Cost $27,819,694)		10,292,779

	Shares	Value
Short-Term Investment (8.44%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 5.19%(c)(d)(e)	926,190	$926,190

Total Short-Term Investment
(Cost $926,190)		926,190

Total Investments (102.23%)
(Cost $28,745,884)		$11,218,969

Liabilities Less Other Assets (-2.23%)		(244,669)

Net Assets (100.00%)		$10,974,300
Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $977,120.
(c)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2023 was $926,190.
(e)	Rate shown is the 7-day effective yield as of July 31, 2023.

Investment Abbreviations:
ADR - American Depository Receipt
PLC - Public Limited Company

As of July 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Global Real Estate ETF
Real Estate	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Real Estate ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (94.78%)(a)
Australia (4.73%)
BWP Trust	118,788	$292,829
Hotel Property Investments, Ltd.	139,118	282,205
Mirvac Group	148,827	233,923
Vicinity, Ltd.	236,531	313,784
		1,122,741
Canada (1.09%)
H&R Real Estate Investment Trust	33,174	258,871

France (3.50%)
Carmila SA(b)	14,896	241,415
Klepierre SA	13,091	347,606
Mercialys SA	27,892	241,506
		830,527
Hong Kong (2.85%)
Champion REIT(b)	627,000	230,736
Fortune Real Estate Investment Trust(b)	304,000	219,457
Sunlight Real Estate Investment Trust	608,000	226,083
		676,276
Japan (3.61%)
Ooedo Onsen Reit Investment Corp.	684	315,881
Tokyu REIT, Inc.	190	251,214
Tosei Reit Investment Corp.	304	290,399
		857,494
Malaysia (2.25%)
IGB Real Estate Investment Trust	830,300	305,677
Pavilion Real Estate Investment Trust(b)	849,300	229,795
		535,472
Mexico (7.79%)
Concentradora Fibra Danhos SA de CV	355,300	465,741
FIBRA Macquarie Mexico(c)	187,530	363,861
Fibra Uno Administracion SA de CV	216,790	325,865

Prologis Property Mexico SA de CV	64,600	239,882
TF Administradora Industrial S de RL de CV	224,200	455,898
		1,851,247
Netherlands (2.75%)
Vastned Retail NV	12,958	289,222
Wereldhave NV	20,311	362,896
		652,118
Singapore (2.35%)
AIMS APAC REIT	248,900	233,973
PARAGON REIT(b)	450,300	323,396
		557,369
South Africa (4.72%)
Growthpoint Properties, Ltd.	395,656	280,308
Redefine Properties, Ltd.	1,460,568	289,113
SA Corporate Real Estate, Ltd.	2,667,980	280,467
Stor-Age Property REIT, Ltd.	406,429	271,123
		1,121,011
Thailand (2.68%)
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,018,400	324,305
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	1,018,400	312,404
		636,709
Turkey (2.74%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,100,860	355,067
Yeni Gimat Gayrimenkul Ortakligi AS	219,165	296,095
		651,162
United States (53.72%)
Agree Realty Corp.	4,560	295,397
Armada Hoffler Properties, Inc.	26,828	333,204
AvalonBay Communities, Inc.	1,235	232,983
Brixmor Property Group, Inc.	15,200	345,648
Broadstone Net Lease, Inc.	14,079	229,488
CareTrust REIT, Inc.	15,314	318,378
Chatham Lodging Trust	24,909	239,126
Community Healthcare Trust, Inc.	7,372	259,789
Corporate Office Properties Trust	11,400	296,400
Empire State Realty Trust, Inc.	45,809	409,991
EPR Properties	6,384	284,982
Equity Commonwealth	12,217	239,331
Equity Residential	5,035	332,008
Essential Properties Realty Trust, Inc.	9,272	227,628
Four Corners Property Trust, Inc.	12,654	332,800
Franklin Street Properties Corp.	66,500	111,720
Gaming and Leisure Properties, Inc.	5,187	246,175
Getty Realty Corp.	7,752	250,545
Global Net Lease, Inc.	23,028	246,169

Highwoods Properties, Inc.	7,600	192,052
Hudson Pacific Properties, Inc.	42,389	248,823
Innovative Industrial Properties, Inc.	3,249	257,418
InvenTrust Properties Corp.	12,863	313,085
Kilroy Realty Corp.	5,700	203,490
LTC Properties, Inc.	7,391	248,042
LXP Industrial Trust	21,641	217,925
Mid-America Apartment Communities, Inc.	1,482	221,796
National Health Investors, Inc.	5,073	278,558
Necessity Retail REIT, Inc.	39,330	279,243
NNN REIT, Inc.	7,600	324,368
Omega Healthcare Investors, Inc.	9,975	318,202
Orion Office REIT, Inc.	35,169	228,599
Physicians Realty Trust	18,126	267,177
Regency Centers Corp.	4,427	290,101
Retail Opportunity Investments Corp.	19,000	279,870
Rexford Industrial Realty, Inc.	5,700	314,013
RPT Realty	26,600	289,142
Sabra Health Care REIT, Inc.	24,092	312,955
Saul Centers, Inc.	7,600	292,980
SITE Centers Corp.	22,800	320,340
Spirit Realty Capital, Inc.	7,505	302,677
STAG Industrial, Inc.	6,346	230,360
Tanger Factory Outlet Centers, Inc.	16,397	383,854
Universal Health Realty Income Trust	6,707	320,125
Urstadt Biddle Properties, Inc., Class A	13,300	301,644
VICI Properties, Inc.	9,310	293,079
		12,761,680

Total Common Stocks
(Cost $22,347,187)		22,512,677

	Shares	Value
Real Estate Investment Trusts (2.49%)
United States (2.49%)
Apple Hospitality REIT, Inc.	19,475	301,862
NexPoint Diversified Real Estate Trust	24,814	290,076
		591,938

Total Real Estate Investment Trusts
(Cost $613,689)		591,938

Total Investments (97.27%)
(Cost $22,960,876)	$23,104,615

Other Assets Less Liabilities (2.73%)	649,451

Net Assets (100.00%)	$23,754,066
Percentages based on Net Assets.

(a)	Real Estate Investment Trust.
(b)	Non-income producing security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, the fair value of securities restricted under Rule 144A in the aggregate was $363,861, representing 1.53% of net assets.

Investment Abbreviations:
AS- Turkish Joint Stock Companies
NV- Dutch Public Limited Liability Companies
PLC- Public Limited Company
REIT- Real Estate Investment Trust
SA de CV- Mexican Public Limited Company with Variable Capital

As of July 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.